Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Deferred Revenue

	Years ended
	December 31, 2019 $	December 31, 2018 $
Balance, beginning of the year	41,061	32,046
Deferral of revenue	46,291	37,563
Deferred revenue from 6RS acquisition	8,901	—
Recognition of deferred revenue	(33,593)	(28,548)
Balance, end of the year	62,660	41,061

	December 31, 2019 $	December 31, 2018 $
Current portion	56,691	39,180
Long term portion	5,969	1,881
	62,660	41,061